Contractual commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
2013	$ 1,852
2014	1,906
2015	1,965
2016	2,023
2017	1,907
Total commitments	$ 9,653